Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans, Arising during the period	$ 402,234	$ 13,136	$ 296,804	$ (197,477)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Arising during the period	5,530,359	180,612	(4,646,064)	5,811,342
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	1,610,116	52,584	(1,694,965)	2,959,130
Exchange differences on translation of foreign operations, Arising during the period	(2,386,278)		9,292,308	(4,743,299)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	(73,005)		91,442	(24,018)
Total other comprehensive income (loss), Arising during the period	5,083,426		3,339,525	3,805,678
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	0		0	2,283
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	(1,413)		0	(394)
Total other comprehensive income (loss), Reclassification adjustments during the period	(1,413)		0	1,889
Remeasurements of defined benefit pension plans, Before tax	402,234	13,136	296,804	(197,477)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	5,530,359		(4,646,064)	5,811,342
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	1,610,116	52,584	(1,694,965)	2,959,130
Exchange differences on translation of foreign operations, Before tax	(2,386,278)	(77,932)	9,292,308	(4,741,016)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	(74,418)	(2,430)	91,442	(24,412)
Total other comprehensive income (loss), Before tax	5,082,013		3,339,525	3,807,567
Remeasurements of defined benefit pension plans, Income tax effect	(80,447)		(59,361)	39,495
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	(243,057)		(71,121)	(360,061)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	(90,891)		123,483	(96,510)
Exchange differences on translation of foreign operations, Income tax effect	386,660		883,238	23,175
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	3,768		(23,672)	6,763
Total other comprehensive income (loss), Income tax effect	(23,967)		852,567	(387,138)
Remeasurements of defined benefit pension plans, Net of tax	321,787		237,443	(157,982)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	5,287,302		(4,717,185)	5,451,281
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	1,519,225		(1,571,482)	2,862,620
Exchange differences on translation of foreign operations, Net of tax	(1,999,618)		10,175,546	(4,717,841)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	(70,650)		67,770	(17,649)
Total other comprehensive income (loss)	$ 5,058,046	$ 165,188	$ 4,192,092	$ 3,420,429